Subsequent Events (Details) - USD ($) $ / shares in Units, $ in Millions	1 Months Ended		6 Months Ended
	Jul. 24, 2023	Jul. 16, 2023	Jun. 30, 2023	Jul. 19, 2023	Dec. 31, 2022	Dec. 31, 2021	Feb. 18, 2014
Subsequent Events (Details) [Line Items]
Purchase			20,000,000
Warrants exercise price		$ 0.3146	$ 0.56
Expire year			5 years
Equity exceed		$ 2.5
Shares Issued, Price Per Share				$ 1
Common stock exceed per share			$ 0.001		$ 0.001	$ 0.001	$ 0.001
Common stock share issued					110,020
Subsequent events description			(i) up to 125,000 shares of common stock, if the closing sale price of its common stock on Nasdaq on such business day is at least $1.50 per share and (ii) up to 150,000 shares of common stock, if the closing sale price of its common stock on Nasdaq on such business day is at least $2.50 per share. In no case, however, will Lincoln Park’s commitment with respect to any single Regular Purchase exceed $500,000; provided, that the parties may mutually agree at any time to increase the maximum number of shares of common stock the Company may direct Lincoln Park to purchase in any single Regular Purchase to up to 1,000,000 shares or any number of shares that shall not exceed 4.99% of the then outstanding shares of common stock.
Commitment purchase			$ 10.0
Purchase Commitment [Member]
Subsequent Events (Details) [Line Items]
Common stock share issued			989,087
Common Stock [Member]
Subsequent Events (Details) [Line Items]
Common stock exceed per share			$ 1
Lincoln Park [Member]
Subsequent Events (Details) [Line Items]
Debt Instrument, Interest Rate, Effective Percentage			4.99%
Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Capital market	$ 0.15
Subsequent Event [Member] | Purchase Commitment [Member]
Subsequent Events (Details) [Line Items]
Common stock share issued	100,000
Subsequent Event [Member] | Common Stock [Member]
Subsequent Events (Details) [Line Items]
Common stock share issued	10,000,000
Lincoln Park [Member] | Subsequent Event [Member] | Common Stock [Member]
Subsequent Events (Details) [Line Items]
Common stock share issued	10,000,000